COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended
	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($) installment	Nov. 30, 2019 USD ($) installment
Purchase Obligation	$ 28,669
Maximum Amount Of Royalties To Be Paid Out Of Research And Development Grants Received	100.00%
Number of installments paid | installment	3	3	3
Royalty Buyout Agreement [Member]
Accrued Royalties			$ 49,008
Installment amount			$ 32,178
Number of annual installments | installment			3
Installment amount paid	$ 12,225	$ 11,580,000	$ 10,700,000
Royalty Agreement Terms [Member]
Contractual Obligation	$ 19,137	$ 18,136
Product Manufacturing In Israel [Member] | Minimum [Member]
Rate Of Royalties Payable As Percentage On Sales	1.30%
Product Manufacturing In Israel [Member] | Maximum [Member]
Rate Of Royalties Payable As Percentage On Sales	5.00%